Related party disclosures	9 Months Ended
Sep. 30, 2026
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

There have been no transactions with related parties, other than share options granted to members of key management of 108,909, as of September 30, 2026, that had a material effect on the financial position or performance of the Group (2025: none).